Basis of preparation (Tables)	9 Months Ended
Sep. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Foreign currency exchange rate
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Nine Months Ended September 30,
	2022	2021
USD / GBP
Closing rate, GBP 1	1.11348	1.34593
Weighted average exchange rate, GBP 1	1.18746	1.39209